SCHEDULE OF BONUS AND MARKET CAPITALIZATION MILESTONES (Details)	12 Months Ended
Dec. 31, 2021 CAD ($) shares
Bonus One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus | shares	5,000,000
Market Capitalization Milestones One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market Capitalization Milestone | $	$ 20,000,000
Bonus Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus | shares	5,000,000
Market Capitalization Milestones Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market Capitalization Milestone | $	$ 40,000,000
Bonus Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus | shares	5,000,000
Market Capitalization Milestones Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market Capitalization Milestone | $	$ 60,000,000
Bonus Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus | shares	5,000,000
Market Capitalization Milestones Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market Capitalization Milestone | $	$ 80,000,000
Bonus Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus | shares	5,000,000
Market Capitalization Milestones Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market Capitalization Milestone | $	$ 100,000,000